Segment Information - Schedule of Total Assets by Geographic Area (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Assets	$ 14,114,568	$ 16,748,174
PRC
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Assets	10,878,034	14,002,601
Outside Mainland China
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Assets	$ 3,236,534	$ 2,745,573